REVENUE - Geographic Information (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) customer	Jun. 30, 2023 USD ($)
Disclosure of geographical areas [line items]
Revenues	$ 908	$ 538	$ 1,810	$ 1,035
One Customer
Disclosure of geographical areas [line items]
Revenues	321	379	660	721
Brazil
Disclosure of geographical areas [line items]
Revenues	338	379	690	721
United Kingdom
Disclosure of geographical areas [line items]
Revenues	183	159	353	314
France
Disclosure of geographical areas [line items]
Revenues	78	0	150	0
Switzerland
Disclosure of geographical areas [line items]
Revenues	81	0	151	0
Singapore
Disclosure of geographical areas [line items]
Revenues	91	0	144	0
China
Disclosure of geographical areas [line items]
Revenues	21	0	64	0
Denmark
Disclosure of geographical areas [line items]
Revenues	47	0	87	0
Hong Kong
Disclosure of geographical areas [line items]
Revenues	20	0	38	0
Germany
Disclosure of geographical areas [line items]
Revenues	12	0	24	0
United States
Disclosure of geographical areas [line items]
Revenues	12	0	24	0
Other
Disclosure of geographical areas [line items]
Revenues	$ 25	$ 0	$ 85	$ 0
Partnership's Sales Revenue, Net | Customer Concentration Risk 1
Disclosure of geographical areas [line items]
Concentration risk, number of customers | customer			1
Bottom of range | Partnership's Sales Revenue, Net | Customer Concentration Risk 1
Disclosure of geographical areas [line items]
Percentage of entity's revenue			10.00%